August 13, 1999

     Securities and Exchange Commission
     450 Fifth Street NW
     Washington DC 20549

     RE:  Rule 497(e) prospectus supplement filing for Fortis
Income Portfolios, Inc.
     File No.: 811-2341 and 2-46686; and

     Rule 497(e) prospectus supplement filing for Fortis
Advantage Portfolios, Inc.
     File No.: 811-5355 and 33-17759

     Enclosed for filing is a Rule 497(e) prospectus supplement for the above referenced investment companies. The purpose of this supplement is to amend the portfolio management disclosure for the
     Strategic Income Fund and High Yield
     Portfolio.

     Please contact me at 651-738-5602 if you have questions.

     Sincerely,

     /s/ Scott R. Plummer

     Scott R. Plummer
     Vice President and Associate General Counsel



























     Fortis Income Portfolios, Inc.
     Strategic Income Fund

     Fortis Advantage Portfolios, Inc.
     High Yield Portfolio

     Supplement to Fortis Bond Funds' Prospectus
     Dated December 1, 1998

     The following information supersedes any contrary information contained on page
     18 of the Bond Funds'
     prospectus in the section entitled "Portfolio Managers":

     Kendall C. Peterson has replaced Ho Wang as a member of both the Strategic
     Income Fund and High Yield Portfolio
     portfolio management teams.  From July 1985 to July 1999 Mr.
Peterson was a
     fixed income portfolio manager for
     The Prudential Insurance Company of America in Newark, New
Jersey.  Mr.
     Peterson is located at One Chase
     Manhattan Plaza, New York, New York 10005.